Recurring Fair Value Measurements - Summary of Key Inputs in Monte Carlo Simulation Model (Detail) - $ / shares		5 Months Ended		6 Months Ended	11 Months Ended
	Nov. 27, 2020	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate					0.25%
Range of expected time to exit (years)					3 years 6 months
Expected volatility					70.10%
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability of completing a Business Combination	80.00%		80.00%
Dividend yield	0.00%		0.00%
Monte Carlo Simulation Model [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.44%	0.43%	0.43%	0.90%
Range of expected time to exit (years)	5 years	5 years	5 years	5 years 2 months 1 day
Expected volatility	40.00%	40.00%	40.00%	32.50%
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Dividend yield		0.00%		0.00%
Expected stock price at De-SPAC	$ 10.00	$ 10.00	$ 10.00	$ 10.31	$ 10.00